Supplemental Cash Flow - Schedule of Other Operating Activities Adjustments for Non-Cash Income Statement Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow [Abstract]
Accretion of reclamation provision	$ 493	$ 0
Bullion gains (Note 9)	(640)	0
Derivative gains (Note 8)	(95)	0
Other operating activities	$ (242)	$ 0